SGI GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 97.4%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	2,015	$894,680
Airlines — 1.4%
Alaska Air Group, Inc.	40,100	1,801,693
Auto Manufacturers — 4.7%
Cummins, Inc.	2,271	464,215
Honda Motor Co., Ltd., (Japan) SP ADR	139,300	3,957,513
Toyota Motor Corp., (Japan) SP ADR	13,000	1,769,690
		6,191,418
Auto Parts & Equipment — 0.2%
Gentex Corp.	8,500	223,210
Banks — 6.6%
Credicorp Ltd.	20,100	2,601,945
HDFC Bank, Ltd., (India) ADR	24,826	1,598,794
HSBC Holdings PLC, (United Kingdom) SP ADR	95,900	3,531,038
ICICI Bank Ltd., (India) SP ADR	35,526	814,256
Shinhan Financial Group Co., Ltd., (South Korea) ADR	9,300	244,125
		8,790,158
Beverages — 4.9%
Coca-Cola Co., (The)	55,080	3,286,073
Coca-Cola Femsa SAB de CV, (Mexico) SP ADR	26,394	2,185,951
PepsiCo, Inc.	5,900	1,075,865
		6,547,889
Biotechnology — 4.0%
Incyte Corp.	57,225	3,522,199
Vertex Pharmaceuticals, Inc.	5,547	1,794,843
		5,317,042
Building Materials — 1.0%
MDU Resources Group, Inc.	17,300	504,814
UFP Industries, Inc.	10,100	788,810
		1,293,624
Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,300	1,157,302
FMC Corp.	2,100	218,568
		1,375,870
Commercial Services — 0.9%
H&R Block, Inc.	41,700	1,244,745
Computers — 2.6%
Check Point Software Technologies Ltd., (Israel)	17,300	2,159,213
Cognizant Technology Solutions Corp., Class A	14,300	893,607
Infosys Ltd., (India), SP ADR	26,653	425,382
		3,478,202
Diversified Financial Services — 0.2%
LPL Financial Holdings, Inc.	1,389	270,549
Electric — 2.4%
Fortis, Inc., (Canada)	77,298	3,251,154
Electronics — 3.4%
Garmin Ltd., (Switzerland)	43,324	4,468,871
Food — 6.1%
Campbell Soup Co.	5,100	257,805
ConAgra Foods, Inc.	7,200	251,064
Flowers Foods, Inc.	8,600	214,828
General Mills, Inc.	22,600	1,902,016
Hershey Co., (The)	2,758	716,253
Kellogg Co.	44,900	2,997,973
Kraft Heinz Co., (The)	16,000	611,520
Lamb Weston Holdings, Inc.	10,100	1,123,120
		8,074,579
Gas — 1.1%
National Fuel Gas Co.	28,800	1,466,208
Health Care Providers & Services — 0.6%
Anthem, Inc.	1,795	803,837
Healthcare-Products — 1.2%
Inspire Medical Systems, Inc.	2,439	713,383
Medtronic PLC, (Ireland)	7,573	626,741
ResMed, Inc.	1,100	231,869
		1,571,993
Healthcare-Services — 1.7%
Molina Healthcare, Inc.	2,700	739,530
UnitedHealth Group, Inc.	3,232	1,574,760
		2,314,290
Home Furnishings — 1.9%
Dolby Laboratories, Inc., Class A	31,200	2,574,936
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	4,624	620,911
Industrial Machinery Manufacturing — 0.2%
Applied Materials, Inc.	2,100	279,930
Insurance — 3.3%
Chubb Ltd., (Switzerland)	4,020	746,916
Everest Re Group, Ltd.	1,200	408,024
Markel Group, Inc.	200	262,946
MetLife, Inc.	27,600	1,367,580
Old Republic International Corp.	16,687	408,665
Progressive Corp., (The)	6,967	891,149
Reinsurance Group of America, Inc.	1,800	252,000
		4,337,280
Internet — 3.4%
Alphabet, Inc., Class C	24,024	2,963,841
GoDaddy, Inc., Class A	21,800	1,599,684
		4,563,525
Machinery-Diversified — 1.7%
Graco, Inc.	25,900	1,981,091
Nordson Corp.	1,200	261,516
		2,242,607
Media — 3.4%
Comcast Corp., Class A	6,300	247,905
Pearson PLC, (United Kingdom) SP ADR	39,336	387,460
Thomson Reuters Corp., (Canada)	30,600	3,891,708
		4,527,073
Mining — 1.3%
Agnico Eagle Mines Ltd. (Canada)	5,897	299,450
Franco-Nevada Corp., (Canada)	1,900	276,241
Newmont Corp.	29,200	1,184,060
		1,759,751
Oil & Gas — 0.8%
HF Sinclair Corp.	7,100	294,224
Shell PLC, (United Kingdom), ADR	13,500	756,000
		1,050,224
Pharmaceuticals — 11.5%
Bristol-Myers Squibb Co.	16,300	1,050,372
CVS Health Corp.	5,900	401,377
Dr Reddy’s Laboratories Ltd., (India), ADR	24,440	1,348,844
GSK PLC, (United Kingdom) SP ADR	27,200	913,920
McKesson Corp.	2,300	898,932
Merck & Co., Inc.	14,600	1,611,986
Neurocrine Biosciences, Inc.	27,623	2,473,087
Novartis AG, (Switzerland) SP ADR	27,738	2,669,782
Novo Nordisk, (Denmark) SP ADR	16,400	2,631,544
Takeda Pharmaceutical Co., Ltd., (Japan) SP ADR	84,959	1,345,750
		15,345,594
REITS — 1.8%
American Homes 4 Rent, Class A	42,300	1,450,044
Sun Communities, Inc.	1,800	227,934
Welltower, Inc.	9,800	731,178
		2,409,156
Retail — 4.7%
BJ’s Wholesale Club Holdings, Inc.	21,399	1,340,647
Costco Wholesale Corp.	1,900	971,964
McDonald’s Corp.	3,426	976,787
Murphy USA, Inc.	3,100	856,902
Wal-Mart Stores, Inc.	3,639	534,460
Yum! Brands, Inc.	12,005	1,544,923
		6,225,683
Semiconductors — 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan) SP ADR	51,576	5,084,878
Software — 3.4%
Electronic Arts, Inc.	2,100	268,800
Microsoft Corp.	13,100	4,301,909
		4,570,709
Telecommunications — 11.0%
AT&T, Inc.	13,900	218,647
Chunghwa Telecom Co., Ltd., (Taiwan) SP ADR	16,319	667,773
Cisco Systems, Inc.	15,290	759,454
Nice Ltd., (Isreal) SP ADR	18,400	3,789,296
Rogers Communications, Inc., Class B (Canada)	2,785	123,487
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia) ADR	14,921	406,299
TELUS Corp., (Canada)	65,051	1,234,017
T-Mobile US, Inc.	34,351	4,714,675
Verizon Communications, Inc.	63,600	2,266,068
Vodafone Group PLC, (United Kingdom) SP ADR	54,495	516,613
		14,696,329
TOTAL COMMON STOCKS
(Cost $126,205,910)		129,668,598
EXCHANGE-TRADED FUNDS - 0.8%
iShares MSCI Global Min Vol Factor ETF	4,800	462,528
iShares MSCI ACWI ETF	5,100	467,262
		929,790
TOTAL EXCHANGE-TRADED FUNDS
(Cost $931,239)		929,790
SHORT-TERM INVESTMENTS - 1.5%
U.S. Bank Money Market Deposit Account, 5.00% (a)	2,023,903	2,023,903
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,023,903)		2,023,903
TOTAL INVESTMENTS - 99.7%
(Cost $129,161,052)		132,622,291
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		450,788
NET ASSETS - 100.0%		$133,073,079

*	Non-income producing security
(a)	The rate shown is as of May 31, 2023.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SGI GLOBAL EQUITY FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI GLOBAL EQUITY FUND
Common Stocks	$129,668,598	$129,668,598	$-	$-
Exchange-Traded Funds	929,790	929,790	-	-
Short-Term Investments	2,023,903	2,023,903	-	-
Total Investments*	$2,953,693	$2,953,693	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.